Exploration and evaluation of oil and gas reserves (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property plant and equipment
Balance at January 1, 2023	$ 153,424	$ 130,169
Additions	26,199	27,636
Balance at December 31, 2023	136,285	153,424
Intangible assets
Opening Balance	3,042
Transfers	7	(9)
Closing Balance	2,255	3,042
Capitalized Exploratory Well Costs / Capitalized Acquisition Costs	3,084	3,825
Capitalised development expenditure [member]
Intangible assets
Opening Balance	2,313	2,406
Additions	20	147
Write-offs	(19)	(41)
Transfers		(16)
Losses on exploration expenditures written off	(224)	(364)
Translation adjustment	(481)	181
Closing Balance	1,609	2,313
Capitalized Acquistion Costs [Member]
Property plant and equipment
Balance at January 1, 2023	1,512	1,876
Additions	338	505
Write-offs	(27)	(8)
Transfers	(3)	(1,000)
Translation adjustment	(345)	139
Balance at December 31, 2023	$ 1,475	$ 1,512